Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 69,159	$ 61,087
Gross unrealized gains on FVOCI securities	81	75
Gross unrealized losses on FVOCI securities	(292)	(403)
Financial assets measured at fair value through other comprehensive income	68,948	60,759
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	69,772	61,643
Gross unrealized gains on FVOCI securities	130	123
Gross unrealized losses on FVOCI securities	(340)	(435)
Financial assets measured at fair value through other comprehensive income	69,562	61,331
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	11,704	10,890
Gross unrealized gains on FVOCI securities	6	16
Gross unrealized losses on FVOCI securities	(7)	(9)
Financial assets measured at fair value through other comprehensive income	11,703	10,897
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	15,448	13,526
Gross unrealized gains on FVOCI securities	34	33
Gross unrealized losses on FVOCI securities	(64)	(74)
Financial assets measured at fair value through other comprehensive income	15,418	13,485
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	24,588	22,383
Gross unrealized gains on FVOCI securities	11	4
Gross unrealized losses on FVOCI securities	(163)	(223)
Financial assets measured at fair value through other comprehensive income	24,436	22,164
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	5,415	5,632
Gross unrealized gains on FVOCI securities	21	21
Gross unrealized losses on FVOCI securities	(8)	(14)
Financial assets measured at fair value through other comprehensive income	5,428	5,639
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	2,835	1,021
Gross unrealized gains on FVOCI securities	3
Gross unrealized losses on FVOCI securities	(31)	(43)
Financial assets measured at fair value through other comprehensive income	2,807	978
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,182	944
Gross unrealized gains on FVOCI securities	3
Gross unrealized losses on FVOCI securities		(6)
Financial assets measured at fair value through other comprehensive income	1,185	938
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	7,987	6,691
Gross unrealized gains on FVOCI securities	3	1
Gross unrealized losses on FVOCI securities	(19)	(34)
Financial assets measured at fair value through other comprehensive income	7,971	6,658
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	613	556
Gross unrealized gains on FVOCI securities	49	48
Gross unrealized losses on FVOCI securities	(48)	(32)
Financial assets measured at fair value through other comprehensive income	$ 614	$ 572